BNY Mellon National Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7%
Alabama — 2.9%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. E(a)	5.00	6/1/2028	8,230,000	8,605,946
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. F(a)	5.50	12/1/2028	8,000,000	8,514,445
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(a)	4.00	12/1/2026	10,000,000	10,069,149
Black Belt Energy Gas District, Revenue Bonds, Ser. B(a)	5.25	12/1/2030	5,000,000	5,446,413
Black Belt Energy Gas District, Revenue Bonds, Ser. C(a)	5.00	7/1/2031	5,000,000	5,359,559
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1(a)	5.00	8/1/2028	1,045,000	1,092,258
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(a)	5.25	7/1/2029	10,000,000	10,646,520
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2026	500,000	514,051
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C	5.00	11/1/2029	1,000,000	1,067,545
				51,315,886
Alaska — .2%
Alaska Housing Finance Corp., Revenue Bonds (Sustainable Bond) Ser. A	3.00	6/1/2051	3,770,000	3,693,359
Arizona — 2.3%
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2025	650,000	546,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2026	600,000	504,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2027	525,000	441,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2028	1,000,000	840,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2029	675,000	567,000
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2034	770,000	715,935
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2035	795,000	731,864
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2036	820,000	746,426
Arizona Industrial Development Authority, Revenue Bonds (Greathearts Arizona Project) Ser. A	3.00	7/1/2037	1,000,000	899,469
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,955,221
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2033	900,000	992,432
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2034	1,000,000	1,100,275
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2035	850,000	929,321
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	5,000,000	5,057,036
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group)	5.00	1/1/2035	3,050,000	3,156,013

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Arizona — 2.3% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. B	5.00	1/1/2034	15,935,000	17,715,209
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	3,775,000	3,985,111
				40,882,312
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2029	1,000,000	1,049,032
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2030	1,135,000	1,196,190
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2031	1,150,000	1,217,340
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2032	500,000	526,536
Searcy Sales & Use Tax, Revenue Bonds	4.00	11/1/2036	2,365,000	2,400,925
				6,390,023
California — 5.4%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,534,780
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. A(a)	2.63	4/1/2026	10,000,000	9,887,512
California, GO, Refunding	3.00	9/1/2030	8,785,000	8,847,234
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(a)	4.00	8/1/2031	1,475,000	1,501,737
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	8/1/2029	3,675,000	3,897,523
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.00	4/1/2032	7,400,000	8,034,847
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(a)	5.25	10/1/2031	3,000,000	3,231,224
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(a)	5.00	3/1/2031	1,325,000	1,426,689
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	300,000	324,008
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	250,000	269,461
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	5.00	11/15/2049	5,375,000	5,463,398
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group) Ser. A	4.00	3/1/2033	6,990,000	6,990,054
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital of Orange County Obligated Group)	3.00	11/1/2036	1,250,000	1,195,628
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group)(a)	3.00	8/15/2025	255,000	254,951
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.25	8/1/2029	5,600,000	5,639,658
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2031	315,000	322,747
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2032	225,000	229,444

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
California — 5.4% (continued)
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2033	235,000	238,690
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2034	250,000	253,463
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2035	315,000	318,603
California Municipal Finance Authority, Revenue Bonds (Concordia University Irvine)	4.00	1/1/2036	385,000	388,291
California Public Finance Authority, Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2037	1,500,000	1,710,196
California Public Finance Authority, Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2038	2,000,000	2,266,750
California Public Finance Authority, Revenue Bonds, Refunding (PIH Health Obligated Group) Ser. A	5.00	6/1/2039	1,625,000	1,828,302
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	7,250,000	5,669,965
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2025	1,240,000	1,249,136
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2026	1,500,000	1,540,097
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(b)	0.00	8/1/2033	4,000,000	3,040,489
Sacramento County Water Financing Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B (3 Month TSR + 0.55%)(c)	4.09	6/1/2034	7,760,000	7,433,208
San Francisco City & County Airport Commission, Revenue Bonds, Ser. A	5.00	5/1/2034	3,000,000	3,171,508
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2032	2,000,000	2,204,008
Santa Maria Joint Union High School District, GO	3.00	8/1/2040	2,390,000	2,181,905
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2034	500,000	537,863
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization Corp.)	5.00	6/1/2037	2,000,000	2,139,122
				95,222,491
Colorado — 2.8%
Colorado, COP, Ser. A	4.00	12/15/2036	3,000,000	3,072,185
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group) Ser. B(a)	5.00	11/15/2030	10,000,000	10,990,525
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2034	5,000,000	5,740,534
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2034	4,600,000	5,204,043
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2035	5,000,000	5,641,001
Colorado Housing & Finance Authority, Revenue Bonds (Insured; Government National Mortgage Association) Ser. F	4.25	11/1/2049	2,260,000	2,285,489
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	2,460,000	2,459,840
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	5,000,000	5,298,636
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2033	2,000,000	2,201,168

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Colorado — 2.8% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2029	1,400,000	1,488,925
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2030	1,000,000	1,076,179
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	7/15/2031	1,910,000	2,075,004
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2032	1,300,000	1,409,778
				48,943,307
Connecticut — 1.4%
Connecticut, GO (Sustainable Bond) Ser. B	4.00	1/15/2037	4,425,000	4,624,440
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2038	1,045,000	1,060,019
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	3.25	7/1/2035	1,785,000	1,726,786
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	4.00	7/1/2035	4,000,000	4,088,116
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2032	2,000,000	2,214,009
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2034	4,215,000	4,599,098
Connecticut Housing Finance Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.00	11/15/2039	2,715,000	2,888,871
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D1	4.00	11/15/2047	400,000	400,514
Windsor, GO, Refunding	2.00	6/15/2029	1,420,000	1,311,610
Windsor, GO, Refunding	2.00	6/15/2030	1,420,000	1,284,544
				24,198,007
District of Columbia — 2.1%
District of Columbia, Revenue Bonds, Refunding (Friendship Public Charter School)	5.00	6/1/2036	3,200,000	3,236,303
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000	5,089,900
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	6,205,000	6,358,162
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000	1,043,817
District of Columbia Housing Finance Agency, Revenue Bonds, Ser. A2(a)	4.10	9/1/2030	2,500,000	2,588,583
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2036	1,250,000	1,262,770
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2038	1,000,000	1,006,937
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	4,000,000	4,183,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
District of Columbia — 2.1% (continued)
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2031	3,720,000	4,065,028
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	7,000,000	7,709,140
				36,544,225
Florida — 4.0%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B2(a)	5.00	10/1/2031	3,000,000	3,278,248
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2035	1,000,000	1,020,924
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2033	3,610,000	3,396,593
Jacksonville Housing Authority, Revenue Bonds (Westwood Apartments)	5.00	2/1/2034	8,500,000	9,229,624
Miami-Dade, Revenue Bonds, Ser. C	4.00	4/1/2037	8,000,000	8,183,921
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2034	6,000,000	6,588,127
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	3,000,000	3,272,889
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2036	2,500,000	2,717,155
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) Ser. B(d)	5.25	4/1/2036	10,000,000	11,720,331
Miami-Dade County Educational Facilities Authority, Revenue Bonds, Refunding (University of Miami) (Insured; American Municipal Bond Assurance Corp.) Ser. B	5.25	4/1/2028	8,360,000	9,005,782
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2040	1,000,000	1,105,440
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2041	2,095,000	2,305,912
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2042	1,100,000	1,204,496
Sarasota, Revenue Bonds (Bay Park)	5.00	9/1/2043	2,260,000	2,467,129
The Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000	5,512,276
				71,008,847
Georgia — 3.2%
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2039	1,000,000	1,097,645
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2040	800,000	873,681
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2041	750,000	815,211
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2042	1,100,000	1,190,754
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2043	1,200,000	1,293,647
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.00	10/1/2044	1,050,000	1,128,323
Gainesville & Hall County Hospital Authority, Revenue Bonds (Northeast Georgia Health System Obligated Group)	5.00	10/15/2034	4,500,000	5,153,174
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	4.00	9/1/2027	10,000,000	10,140,497
Main Street Natural Gas, Revenue Bonds, Ser. B(a)	5.00	6/1/2029	5,000,000	5,303,924
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	10,355,000	11,102,793
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	12/1/2030	2,000,000	2,138,714
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	4/1/2031	5,000,000	5,387,048

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Georgia — 3.2% (continued)
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,100,000	1,227,401
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2035	3,325,000	3,777,275
The Burke County Development Authority, Revenue Bonds, Refunding (Georgia Power Co. Plant)(a)	2.88	8/19/2025	5,650,000	5,606,631
				56,236,718
Hawaii — .6%
Hawaii, GO, Refunding, Ser. FH	4.00	10/1/2030	5,625,000	5,711,447
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,420,000	1,530,815
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(d)	5.00	7/1/2034	750,000	864,784
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(d)	5.00	7/1/2035	1,500,000	1,742,183
				9,849,229
Idaho — .5%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2033	575,000	592,141
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2034	400,000	411,074
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2035	275,000	281,972
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2030	500,000	546,659
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2031	400,000	442,260
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	5.00	3/1/2032	400,000	446,165
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2042	5,000,000	5,692,967
				8,413,238
Illinois — 11.5%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,041,229
Chicago IL, GO, Refunding, Ser. 2005D	5.50	1/1/2037	10,010,000	10,012,977
Chicago IL, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	3,751,380
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2026	3,000,000	3,048,877
Chicago IL, GO, Refunding, Ser. A(e)	5.00	1/1/2026	1,570,000	1,571,974
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2026	1,430,000	1,431,000
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2029	8,000,000	8,457,117
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2034	10,000,000	10,573,195
Chicago IL, GO, Refunding, Ser. A	5.75	1/1/2034	3,585,000	3,714,988
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding	5.00	1/1/2025	1,735,000	1,737,182
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	1,340,000	1,447,451
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	1,675,000	1,816,268
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,780,000	1,922,328
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2032	1,000,000	1,001,299
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2037	1,925,000	2,189,911
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	1,350,000	1,518,653
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2039	5,700,000	5,853,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Illinois — 11.5% (continued)
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,500,000	1,673,159
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	1,650,000	1,830,935
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2028	8,145,000	8,523,031
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2034	2,750,000	3,162,427
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2036	2,000,000	2,227,692
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2037	2,350,000	2,610,027
Chicago Park District, GO, Ser. B	5.00	1/1/2029	1,375,000	1,482,855
Chicago Park District, GO, Ser. B	5.00	1/1/2035	2,500,000	2,812,851
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2032	1,000,000	1,022,849
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2034	10,210,000	10,382,319
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	4,250,000	4,310,979
Chicago Park District, GO, Refunding, Ser. D	4.00	1/1/2032	960,000	981,935
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2036	1,250,000	1,264,850
Chicago Park District, GO, Refunding, Ser. F2	4.00	1/1/2038	2,000,000	2,015,198
Chicago Park District, GO, Refunding, Ser. F2	5.00	1/1/2026	975,000	993,867
Cook County Community Consolidated School District No. 34, GO, Ser. A	3.00	12/1/2036	5,000,000	4,681,548
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2029	1,480,000	1,549,385
Cook County Community Unit Elmwood Park School District No. 401, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2030	1,220,000	1,285,665
DuPage & Cook Counties Township High School District No. 86, GO	4.00	1/15/2035	5,205,000	5,285,236
DuPage County School District No. 60, GO, Ser. A	4.00	12/30/2032	1,500,000	1,518,120
Illinois, GO, Ser. A	5.00	3/1/2031	480,000	528,659
Illinois, GO, Ser. A	5.00	3/1/2032	2,045,000	2,241,703
Illinois, GO, Ser. B	5.00	12/1/2030	5,750,000	6,316,790
Illinois, GO, Ser. B	5.00	5/1/2036	3,000,000	3,368,952
Illinois, GO, Ser. B	5.00	5/1/2037	3,500,000	3,915,108
Illinois, GO, Ser. D	5.00	11/1/2028	10,120,000	10,595,267
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000	5,107,883
Illinois, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	2/1/2030	7,250,000	7,355,147
Illinois, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.00	6/15/2026	4,290,000	4,457,524
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	13,515,000	14,923,847
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2(a)	5.00	11/15/2026	3,000,000	3,069,020
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	3,120,000	3,472,252
Kane Cook & DuPage Counties Community College District No. 509, GO, Refunding (Elgin Community College)	3.00	12/15/2032	5,000,000	4,954,891
Maine Township High School District No. 207, GO, Ser. 2022	3.00	12/1/2032	1,650,000	1,600,243
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding,	5.25	4/1/2043	3,000,000	3,381,595
University of Illinois Auxiliary Facilities System, Revenue Bonds, Refunding,	5.25	4/1/2044	2,000,000	2,242,456
Will County Forest Preserve District, GO	5.00	12/15/2040	1,225,000	1,375,576
Will County Forest Preserve District, GO	5.00	12/15/2043	1,950,000	2,152,280
Will County Forest Preserve District, GO	5.00	12/15/2044	1,400,000	1,540,185
				203,303,975

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Indiana — 2.9%
Columbus Multi School Building Corp., Revenue Bonds	5.00	7/15/2041	1,000,000	1,106,531
Columbus Multi School Building Corp., Revenue Bonds	5.00	1/15/2044	1,050,000	1,146,178
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2027	740,000	768,345
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. A	5.00	11/1/2028	775,000	811,022
Indiana Finance Authority, Revenue Bonds (Goshen Health Obligated Group) Ser. B(a)	2.10	11/1/2026	2,700,000	2,610,776
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	5,000,000	5,327,658
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B2(a)	5.00	7/1/2030	11,025,000	12,115,821
Indiana Finance Authority, Revenue Bonds, Refunding (Newsfields)	4.00	2/1/2034	2,000,000	2,078,331
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond)	5.00	7/15/2037	3,825,000	4,297,516
IPS Multi-School Building Corp., Revenue Bonds (Sustainable Bond)	5.00	7/15/2038	2,940,000	3,300,468
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2037	1,890,000	2,139,035
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2043	710,000	782,660
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2044	1,500,000	1,647,040
Twin Lakes School Building Corp., Revenue Bonds	5.00	1/15/2044	1,500,000	1,595,295
Wawasee High School Building Corp., Revenue Bonds	5.00	7/15/2041	1,975,000	2,204,052
Whiting, Revenue Bonds, Refunding (BP Products North America)(a)	5.00	6/5/2026	10,000,000	10,178,678
				52,109,406
Kentucky — 2.1%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,000,000	3,296,861
Kentucky Property & Building Commission, Revenue Bonds (Project No. 130) Ser. A	5.00	11/1/2042	2,440,000	2,725,406
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	10,000,000	10,627,617
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	15,950,000	16,208,896
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	5,147,687
				38,006,467
Louisiana — .4%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. A(a)	1.30	2/1/2028	5,000,000	4,517,350
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2039	1,000,000	1,106,168
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2041	1,000,000	1,095,040
Shreveport, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/2044	1,250,000	1,352,743
				8,071,301
Maryland — 1.1%
Howard County Housing Commission, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.20	6/1/2027	2,000,000	1,875,088
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	2,145,000	2,154,293
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2027	925,000	965,077
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2029	1,395,000	1,488,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Maryland — 1.1% (continued)
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2031	1,375,000	1,497,037
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2032	1,550,000	1,697,294
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2033	1,150,000	1,266,350
Maryland Department of Transportation, Revenue Bonds (BWI Thurgood Marshall Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2034	675,000	748,724
Maryland Stadium Authority, Revenue Bonds (Football Stadium Issue) Ser. A	5.00	3/1/2031	7,585,000	8,486,813
				20,179,478
Massachusetts — 1.1%
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	5,000,000	5,881,637
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College)	5.00	1/1/2035	2,000,000	2,001,394
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,069,179
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	2,000,000	2,096,161
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2029	2,250,000	2,392,126
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(f)	2.11	12/1/2037	1,340,000	1,340,000
				18,780,497
Michigan — .8%
Michigan Finance Authority, Revenue Bonds, Refunding (McLaren Health Care Corp. Obligated Group) Ser. D2(a)	1.20	4/13/2028	5,000,000	4,553,956
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Corp. Obligated Group)	4.00	12/1/2035	2,500,000	2,552,619
Utica Community Schools, GO (Insured; Qualified School Board Loan Fund)	5.00	5/1/2033	5,470,000	6,291,328
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2029	600,000	653,041
				14,050,944
Minnesota — 1.6%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2031	3,980,000	4,293,847
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. B	5.00	1/1/2039	5,000,000	5,389,372
Minnesota, GO, Refunding, Ser. D	3.00	10/1/2030	6,560,000	6,522,195
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2038	3,620,000	4,009,764
Minnesota Higher Education Facilities Authority, Revenue Bonds (University of St. Thomas) Ser. A	5.00	10/1/2039	3,810,000	4,200,647
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	310,000	310,142

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Minnesota — 1.6% (continued)
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2041	2,000,000	2,226,928
St. Cloud, Revenue Bonds, Refunding (CentraCare Health System)	5.00	5/1/2042	2,000,000	2,218,278
				29,171,173
Mississippi — 0.0%
Mississippi Business Finance Corp., Revenue Bonds (Chevron U.S.A. Inc.) Ser. L(f)	2.85	11/1/2035	200,000	200,000
Missouri — 1.8%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2026	1,000,000	1,024,269
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2027	1,400,000	1,464,631
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2028	1,655,000	1,759,828
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2029	1,700,000	1,832,890
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2030	5,845,000	6,375,290
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2031	6,965,000	7,692,380
Grain Valley No R-V School District, GO, Ser. V	5.00	3/1/2038	5,250,000	5,538,741
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2034	3,500,000	3,554,524
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	4.00	3/1/2035	2,000,000	2,028,651
				31,271,204
Montana — .1%
Montana Board of Housing, Revenue Bonds, Ser. A2	3.50	6/1/2044	650,000	647,907
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2027	500,000	523,843
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2029	1,200,000	1,290,441
				2,462,191
Nebraska — .8%
Central Plains Energy, Revenue Bonds, Refunding (Project No. 4) Ser. A(a)	5.00	11/1/2029	5,000,000	5,318,707
Nebraska Investment Finance Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. C	5.50	9/1/2053	2,395,000	2,541,400
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2029	1,125,000	1,204,077
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2030	1,875,000	2,027,242
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2031	2,235,000	2,436,045
				13,527,471
Nevada — 1.7%
Clark County, Revenue Bonds	5.00	7/1/2040	10,000,000	11,178,417
Clark County Water Reclamation District, GO, Refunding	3.00	7/1/2031	2,520,000	2,493,470
Las Vegas Valley Water District, GO, Refunding, Ser. C	4.00	6/1/2036	6,295,000	6,553,578
Nevada, GO, Refunding, Ser. A	3.00	5/1/2035	4,755,000	4,583,623

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Nevada — 1.7% (continued)
Nevada Housing Division, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	1,265,000	1,271,595
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.) Ser. B(a)	3.63	10/1/2029	4,015,000	4,067,609
				30,148,292
New Jersey — 4.5%
Casino Reinvestment Development Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.00	11/1/2033	1,000,000	1,138,093
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2030	1,000,000	1,103,071
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2031	1,315,000	1,467,056
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2032	1,355,000	1,527,095
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2033	2,400,000	2,731,424
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2034	2,300,000	2,638,948
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2035	1,600,000	1,828,041
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2036	1,250,000	1,422,769
Fair Lawn, GO	2.00	9/1/2029	2,215,000	2,051,649
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	3.00	6/1/2032	5,000,000	4,949,133
New Jersey Economic Development Authority, Revenue Bonds (Sustainable Bond) Ser. QQQ	4.00	6/15/2034	1,000,000	1,031,903
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Institute for Advanced Study) Ser. B(f)	2.80	7/1/2031	300,000	300,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,070,246
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000	1,029,381
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	4,301,488
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	5,000,000	5,775,705
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2032	7,300,000	8,288,192
Sussex County, GO, Refunding	2.00	6/15/2029	1,945,000	1,807,595
Sussex County, GO, Refunding	2.00	6/15/2030	1,945,000	1,765,851
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	10,000,000	10,492,650
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	12,571,189
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	10,000,000	10,459,537
				79,751,016

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	3/1/2053	1,710,000	1,671,023
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. D	5.30	9/1/2048	2,975,000	3,105,585
				4,776,608
New York — 12.2%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	5.00	11/15/2036	9,025,000	9,324,526
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2031	7,400,000	7,535,603
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000	10,296,064
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2037	1,580,000	1,656,056
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,007,480
New York City, GO, Ser. 1	5.00	9/1/2039	5,000,000	5,721,366
New York City, GO, Ser. A3(f)	2.80	10/1/2040	3,700,000	3,700,000
New York City, GO, Ser. C	5.25	3/1/2047	5,000,000	5,613,094
New York City, GO, Ser. D1	4.00	3/1/2042	1,500,000	1,512,862
New York City, GO, Ser. E5(f)	2.85	3/1/2048	7,100,000	7,100,000
New York City, GO, Ser. G6(f)	2.60	4/1/2042	1,200,000	1,200,000
New York City, GO, Refunding, Ser. F1	5.00	8/1/2030	10,000,000	11,198,722
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond)	2.15	11/1/2028	1,290,000	1,213,097
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	3,000,000	3,000,060
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	2,000,000	2,166,745
New York City Transitional Finance Authority, Revenue Bonds, Ser. C1	5.00	5/1/2039	2,000,000	2,301,926
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2037	5,000,000	5,078,858
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.00	2/1/2044	8,145,000	8,992,933
New York City Transitional Finance Authority, Revenue Bonds, Ser. G1	5.00	5/1/2043	5,000,000	5,618,299
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project) Ser. 1(g)	5.00	11/15/2044	15,400,000	15,408,484
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project) Ser. 2(g)	5.15	11/15/2034	3,500,000	3,502,902
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	1.45	11/15/2029	5,000,000	4,378,991
New York Liberty Development Corp., Revenue Bonds, Refunding, Ser. 1WTC	3.00	2/15/2042	5,000,000	4,388,238
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2038	8,815,000	9,107,803
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2038	2,000,000	2,068,229
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2039	2,000,000	2,050,483
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2034	7,500,000	7,978,418
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2038	5,000,000	5,148,446
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A1	5.00	3/15/2040	10,000,000	11,250,728
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	7,020,000	6,274,706

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
New York — 12.2% (continued)
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 189	3.25	4/1/2025	1,000,000	998,566
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 220	2.40	10/1/2034	10,545,000	9,035,859
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,000,067
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,500,044
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	5,000,000	5,421,377
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2032	595,000	640,974
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2034	1,170,000	1,252,279
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding	4.00	11/15/2037	1,150,000	1,200,658
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2035	5,000,000	5,357,802
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2037	4,980,000	5,214,298
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A(b)	0.00	11/15/2029	10,000,000	8,469,448
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2031	1,625,000	1,778,154
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2030	1,180,000	1,069,771
				214,734,416
Ohio — 1.3%
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2037	695,000	704,933
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	5.00	8/1/2036	500,000	541,008
Ohio Air Quality Development Authority, Revenue Bonds (Ohio Valley Electric Corp.)(a)	2.60	10/1/2029	2,500,000	2,345,481
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2037	4,835,000	4,720,823
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	3,205,000	3,018,379
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	570,000	573,437
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	850,000	850,186
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Ser. C(f)	2.85	12/1/2054	1,500,000	1,500,000
The University of Akron, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	5,000,000	5,108,234
Wadsworth School District, GO	3.00	12/1/2045	2,040,000	1,679,442
Wadsworth School District, GO	4.00	12/1/2056	1,500,000	1,473,430
				22,515,353
Oklahoma — .5%
Oklahoma, GO	2.00	3/1/2029	5,190,000	4,817,350

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Oklahoma — 0.5% (continued)
Oklahoma, GO	3.00	3/1/2038	1,285,000	1,193,705
Oklahoma Industries Authority, Revenue Bonds	5.00	4/1/2033	3,000,000	3,423,353
				9,434,408
Oregon — 1.8%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2030	225,000	239,479
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2031	325,000	349,911
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2032	350,000	380,551
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2033	300,000	329,200
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2034	300,000	331,887
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2035	275,000	301,863
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(h)	5.00	6/15/2036	280,000	306,143
Oregon Health & Science University, Revenue Bonds, Refunding, Ser. B2(a)	5.00	2/1/2032	5,500,000	6,089,674
Oregon Housing & Community Services Department, Revenue Bonds, Ser. A	4.00	1/1/2047	445,000	444,774
Oregon State Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232(a)	3.80	6/15/2028	7,000,000	7,083,591
Portland Sewer System, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	13,824,636
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Salem Health Project) Ser. A	5.00	5/15/2038	2,095,000	2,233,536
				31,915,245
Pennsylvania — 6.1%
Allegheny County Airport Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	2,000,000	2,061,719
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2029	1,005,000	1,084,615
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System Obligated Group) Ser. A	4.00	10/1/2037	2,105,000	2,126,523
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000	4,251,735
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	907,256
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	2/15/2027	12,665,000	13,101,801
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	5,000,000	5,420,642
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D(c)	2.08	7/1/2034	2,900,000	2,900,000
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,155,000	1,164,052
Pennsylvania, GO	3.00	5/15/2034	5,280,000	5,078,242
Pennsylvania, GO	3.00	5/15/2035	3,000,000	2,866,557
Pennsylvania, GO	3.50	3/1/2031	5,000,000	5,040,805

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Pennsylvania — 6.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2036	3,750,000	3,774,775
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	750,000	822,391
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AT-1	5.00	6/15/2029	4,185,000	4,299,069
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000	2,562,244
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000	1,381,780
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	9,000,000	9,632,919
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 118B	3.80	10/1/2035	3,000,000	2,983,326
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	4,690,000	4,702,925
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	645,000	644,703
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	10,000,000	10,499,287
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)(f)	2.86	12/1/2039	400,000	400,000
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,125,000	1,135,161
Philadelphia Airport, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	2,475,000	2,606,770
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2025	850,000	862,814
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2028	1,000,000	1,056,183
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2029	1,000,000	1,068,477
State Public School Building Authority, Revenue Bonds, Refunding (The Philadelphia School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	6/1/2031	5,000,000	5,169,437
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	5,000,000	5,191,646
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2025	500,000	506,260
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2026	500,000	516,196
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2027	500,000	525,733
West Mifflin School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,036,713
				107,382,756
Rhode Island — 2.0%
Rhode Island, GO, Ser. A	5.00	8/1/2038	14,075,000	15,863,613
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2040	1,315,000	1,467,592
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2041	2,490,000	2,755,657

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Rhode Island — 2.0% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2042	4,750,000	5,235,864
Rhode Island Health & Educational Building Corp., Revenue Bonds (Providence College)	5.00	11/1/2047	2,045,000	2,081,451
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Insured; Government National Mortgage Association) Ser. 70	4.00	10/1/2049	2,030,000	2,038,657
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	3.00	10/1/2051	5,375,000	5,266,825
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	10/1/2028	525,000	564,463
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) Ser. 76-A	5.00	4/1/2029	535,000	577,676
				35,851,798
South Carolina — .7%
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	4.00	12/1/2037	2,750,000	2,787,507
South Carolina Public Service Authority, Revenue Bonds (Santee Cooper) Ser. A	5.00	12/1/2033	3,750,000	4,207,652
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	5,050,000	5,577,007
				12,572,166
Tennessee — 1.3%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(f)	2.98	1/1/2033	1,800,000	1,800,000
Knoxville, GO, Refunding	3.00	5/1/2036	2,830,000	2,718,764
Nashville & Davidson County Metropolitan Government, GO, Refunding	2.50	1/1/2029	5,000,000	4,809,463
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A1(a)	5.00	5/1/2028	1,105,000	1,150,717
Tennessee Housing Development Agency, Revenue Bonds, Ser. 1B	3.50	1/1/2047	480,000	477,979
Tennessee Housing Development Agency, Revenue Bonds, Ser. 2B	4.00	1/1/2042	510,000	511,252
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2026	1,900,000	1,951,379
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2033	1,000,000	1,065,744
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2039	6,000,000	6,297,328
Williamson County, GO	3.10	4/1/2035	2,185,000	2,144,939
				22,927,565
Texas — 11.1%
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	3,605,000	3,715,546
Alief Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2040	3,445,000	3,536,455
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,183,330
Arlington Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	2,000,000	2,234,325
Austin Airport System, Revenue Bonds, Refunding	5.00	11/15/2025	5,000,000	5,074,394
Bexar County, Revenue Bonds, Refunding (Tax Exempt Venue Project)	5.00	8/15/2027	1,110,000	1,171,196
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2035	6,000,000	6,175,834
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2036	10,000,000	11,330,290

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Texas — 11.1% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2033	2,220,000	2,334,668
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2035	1,100,000	1,145,264
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2031	5,000,000	5,651,134
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2031	5,000,000	5,454,706
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2028	2,220,000	2,240,603
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2035	2,000,000	2,005,717
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2036	1,000,000	1,001,635
Dallas Hotel Occupancy, Revenue Bonds, Refunding	4.00	8/15/2038	2,000,000	2,000,191
Dallas Hotel Occupancy, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	8/15/2038	1,000,000	1,003,413
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	690,000	555,013
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.75	8/15/2034	1,000,000	975,641
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2035	4,310,000	4,089,849
Fort Bend Grand Parkway Toll Road Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	3/1/2036	4,330,000	4,081,240
Fort Worth Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,000,000	1,134,803
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2036	1,965,000	2,191,512
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2039	5,635,000	6,217,483
Greater Texoma Utility Authority, Revenue Bonds (Sherman Project) (Insured; Build America Mutual) Ser. A	5.00	10/1/2041	2,565,000	2,798,009
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. 3(f)	2.80	10/1/2045	500,000	500,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Memorial Hermann Health System Obligated Group) Ser. C(a)	5.00	7/1/2029	5,750,000	6,202,946
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Texas Children’s Hospital Obligated Group) Ser. A	5.00	10/1/2031	5,000,000	5,641,994
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2037	1,545,000	1,537,251
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2038	1,855,000	1,828,303
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2028	100,000	104,734
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2029	250,000	264,718
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	500,000	534,592
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2031	985,000	1,060,910
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2032	300,000	322,683
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	12/1/2033	500,000	537,069
Houston, GO, Refunding, Ser. A	3.00	3/1/2036	1,500,000	1,408,609
Houston, GO, Refunding, Ser. A	3.00	3/1/2037	2,305,000	2,147,902
Houston, GO, Refunding, Ser. A	5.00	3/1/2039	5,465,000	6,158,290
Houston Community College System, GO, Refunding	4.00	2/15/2036	5,000,000	5,074,626
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2041	2,135,000	2,363,472

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Texas — 11.1% (continued)
Newark Higher Education Finance Corp., Revenue Bonds (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2039	1,630,000	1,801,376
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,068,351
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,003,773
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000	1,779,970
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000	1,907,514
Pewitt Consolidated Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,110,000	1,227,082
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. C	5.00	2/1/2035	2,780,000	3,222,671
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2040	1,965,000	2,169,783
Southwest Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2041	2,000,000	2,200,117
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	2,750,000	3,076,143
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	8,000,000	9,012,647
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2032	2,800,000	2,864,116
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2033	1,215,000	1,237,131
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2034	1,500,000	1,524,718
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2034	1,500,000	1,522,861
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2035	1,330,000	1,348,318
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2035	1,250,000	1,265,426
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2039	2,000,000	2,030,424
Texas Water Development Board, Revenue Bonds	4.50	10/15/2037	5,700,000	6,161,307
Texas Water Development Board, Revenue Bonds	5.00	8/1/2031	9,575,000	10,844,210
The Mesquite Housing Finance Corp., Revenue Bonds (Palladium Carver Living)(a)	3.35	8/1/2027	2,750,000	2,762,732
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2041	1,360,000	1,525,973
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	1,425,000	1,589,915
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2043	1,495,000	1,658,584
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,555,000	1,716,990
Waxahachie Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2037	4,700,000	4,924,374
				195,436,856
U.S. Related — .4%
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2027	100,000	103,385

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
U.S. Related — 0.4% (continued)
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2028	100,000	104,341
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	250,000	262,889
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	135,000	142,762
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2031	200,000	212,297
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2033	200,000	213,159
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	100,000	106,433
Antonio B Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2029	225,000	242,358
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	2,000,000	2,056,859
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,054,536
Puerto Rico, GO, Ser. A(b)	0.00	7/1/2033	25,549	17,705
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	19,853	19,794
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	17,845	17,663
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	15,316	15,045
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	20,824	20,064
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	21,657	20,657
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	11,041	11,165
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	21,911	22,932
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	21,555	23,269
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	20,936	23,354
Puerto Rico, Notes	1.00	11/1/2043	114,305	70,726
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ(i)	5.25	7/1/2018	2,500,000	1,312,500
				7,073,893
Utah — 1.0%
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2032	1,225,000	1,056,196
Jordan School District, GO (Insured; School Board Guaranty)	2.00	6/15/2033	1,250,000	1,058,669
Nebo School District, GO, Refunding (Insured; School Board Guaranty)	2.00	7/1/2033	4,490,000	3,803,116
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2029	2,500,000	2,590,130
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2030	2,000,000	2,068,350
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2031	2,400,000	2,479,594
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2028	225,000	240,213
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2029	200,000	217,091
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2030	215,000	236,388
Vineyard Redevelopment Agency, Tax Allocation Bonds, Refunding (Geneva Urban Renewal Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/1/2031	235,000	261,036
Wasatch County School District Board of Education, GO (Insured; School Board Guaranty)	3.00	2/1/2032	3,490,000	3,469,461
				17,480,244
Vermont — .6%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center Obligated Group) Ser. A	5.00	12/1/2032	10,000,000	10,194,079

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.7% (continued)
Washington — 4.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	10,000,000	9,506,168
Grant County Public Utility District No. 2, Revenue Bonds, Refunding (Priest Rapids Hydroelectric Project) Ser. B	5.00	1/1/2036	10,000,000	11,572,740
King County Housing Authority, Revenue Bonds (Kirkland Heights Project) Ser. A	5.00	1/1/2028	5,225,000	5,324,976
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000	4,722,826
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2039	2,200,000	2,446,674
Port of Seattle, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2030	2,800,000	3,022,549
Snohomish County, GO, Refunding, Ser. A	2.00	12/1/2032	5,450,000	4,654,365
Washington, GO, Refunding, Ser. R2023	5.00	7/1/2038	11,690,000	13,334,863
Washington Health Care Facilities Authority, Revenue Bonds (Seattle Cancer Care Alliance)(g)	3.00	12/1/2034	435,000	408,356
Washington Health Care Facilities Authority, Revenue Bonds (Seattle Cancer Care Alliance)(g)	3.00	12/1/2035	445,000	411,153
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. B	5.00	10/1/2032	2,500,000	2,624,211
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	3/1/2038	4,500,000	4,505,836
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2025	1,700,000	1,711,871
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2026	2,000,000	2,033,917
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Manson Medical Center Obligated Group)	5.00	8/15/2027	2,175,000	2,263,804
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2027	500,000	520,732
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2029	500,000	536,085
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2031	790,000	855,726
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	5.00	5/1/2032	500,000	540,791
				70,997,643
Wisconsin — .2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2039	4,000,000	4,078,641
Total Investments (cost $1,771,785,786)			99.7%	1,761,102,728
Cash and Receivables (Net)			.3%	4,590,554
Net Assets			100.0%	1,765,693,282

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2024.
(e)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(f)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $19,730,895 or 1.1% of net assets.

(h)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(i)	Non-income producing—security in default.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	43	3/20/2025	5,261,775	5,469,063	(207,288)

Gross Unrealized Depreciation	(207,288)
See notes to statement of investments.

Statement of Investments
BNY Mellon National Intermediate Municipal Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	1,761,102,728	—	1,761,102,728
Liabilities ($)
Other Financial Instruments:
Futures††	(207,288)	—	—	(207,288)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at November 30, 2024 are set forth in the Statement of Investments.
At November 30, 2024, accumulated net unrealized depreciation on investments was $10,890,345, consisting of $21,858,994 gross unrealized appreciation and $32,749,339 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.